Share-Based Compensation	12 Months Ended
Dec. 31, 2025
Share-Based Compensation [Abstract]
SHARE-BASED COMPENSATION

Note 15 — SHARE-BASED COMPENSATION

On November 10, 2025, the Company entered into service agreement with three external consultants to grant 755,702 (94,375 after 8-for-1 reverse share split), 528,501 (66,063 after 8-for-1 reverse share split) and 424,126 (54,266 after 8-for-1 reverse share split) Class A ordinary shares in exchange for the financial advisory & capital market consultation service, accounting advisory service and investor relationship service, respectively. The fair value of Class A ordinary shares granted was determined on the grant date at US$0.5298 per share ($4.2384 after 8-for-1 reverse share split).

For the fiscal year ended December 31, 2025, the Company recognized share-based compensation expense of S$1,185,727 (US$922,099) in connection with the grant of total 1,717,629 (214,704 after 8-for-1 reverse share split) Class A ordinary shares under its Form S-8 registration statement to external consultants in exchange for professional services provided in the past. The Company recorded the share-based compensation expenses in selling, general and administration expenses in the consolidated statements of income (operation) and comprehensive income (loss).